BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Uber (Details) ₽ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Feb. 28, 2018 shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 07, 2018 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions						₽ 351	$ 4.5	₽ 956	₽ 918
ASSETS:
Cash and cash equivalents	₽ 20	₽ 20,762
Other current assets	15	314	₽ 25
Property and equipment		70
Intangible assets	357	7,257	82	₽ 59
Investments in non-marketable equity securities		4,392
Goodwill	622	42,026	639	274		52,205		52,662	9,328	$ 662.1	$ 667.9
Total assets	1,195	74,821	746	401
LIABILITIES:
Other current liabilities		403
Deferred tax liabilities	57	1,508	16
Total liabilities	936	1,911	151
Net assets	259	72,910	595	401
Fair value of the noncontrolling interest		19,649
Total purchase consideration	₽ 259	53,261	₽ 595	₽ 401
Amortization period of intangible assets acquired			5 years
Proforma net loss									409
Taxi
ASSETS:
Goodwill						42,900		43,662	863
Russian Search And Portal
ASSETS:
Goodwill						₽ 2,547		2,248	1,607
UBER | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)					37.96%
Employees of Yandex.Taxi Group | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)					1.04%
UBER
Business Acquisition [Line Items]
Option to repurchase shares (in years)					3 years
MLU B.V
Business Acquisition [Line Items]
Cash contribution to legal entities		5,722										$ 100.0
Cash paid for acquisitions		3,061
Fair value of non-cash consideration at the acquisition date		50,200
Goodwill expected to be deductible for income tax purpose | $												0.0
ASSETS:
Intangible assets		7,257
LIABILITIES:
Total purchase consideration		53,261
Acquisition related costs								₽ 482	319
Fair value using cash flow projections (in years)								5 years
Fair value using sustainable long-term growth rates (in years)								5 years
Revenue since acquisition								₽ 861
Net loss since acquisition								1,380
Proforma revenue								1,031	668
Proforma net loss								₽ 1,495	₽ 7,531
MLU B.V | MLU B.V
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)					61.00%
MLU B.V | Taxi
ASSETS:
Goodwill		42,026
MLU B.V | License
ASSETS:
Intangible assets		₽ 2,115
LIABILITIES:
Amortization period of intangible assets acquired		6 years 10 months 24 days
MLU B.V | Customer relationships
ASSETS:
Intangible assets		₽ 5,142
LIABILITIES:
Amortization period of intangible assets acquired		15 years 10 months 24 days
MLU B.V | UBER
Business Acquisition [Line Items]
Cash contribution to legal entities		₽ 12,874										$ 225.0
Number of ordinary shares transferred to the company | shares					1,527,507
Percentage of share capital of acquired company transferred					2.03%